Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Capital Reserve [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 343	$ 173,983	$ 2,166	$ (600)	$ (31,721)	$ 1,993	$ 146,164
Balance, shares at Dec. 31, 2008	29,257,785
Change during the year
Net profit (loss)					14,335	(891)	13,444
Net change in respect of available for sale securities				999			999
Total comprehensive income				999	14,335	(891)	14,443
Exercise of stock options	2	952					954
Exercise of stock options shares	113,187
Stock based compensation		7,268					7,268
Dividend distribution					(15,799)		(15,799)
Change in non-controlling interest						(424)	(424)
Balance at Dec. 31, 2009	345	182,203	2,166	399	(33,185)	678	152,606
Balance, shares at Dec. 31, 2009	29,370,972
Change during the year
Net profit (loss)					8,478	(290)	8,188
Net change in respect of available for sale securities				(304)			(304)
Total comprehensive income				(304)	8,478	(290)	7,884
Exercise of stock options	5	4,214					4,219
Exercise of stock options shares	458,305
Stock based compensation		8,482					8,482
Change in non-controlling interest			(115)			(288)	(403)
Balance at Dec. 31, 2010	350	194,899	2,051	95	(24,707)	100	172,788
Balance, shares at Dec. 31, 2010	29,829,277
Change during the year
Net profit (loss)					11,978	191	12,169
Net change in respect of available for sale securities				(980)			(980)
Total comprehensive income				(980)	11,978	191	11,189
Exercise of stock options	9	6,576					6,585
Exercise of stock options shares	619,561
Stock based compensation		7,363					7,363
Balance at Dec. 31, 2011	$ 359	$ 208,838	$ 2,051	$ (885)	$ (12,729)	$ 291	$ 197,925
Balance, shares at Dec. 31, 2011	30,448,838